Subsequent Events (Details Narrative) - USD ($)	3 Months Ended
	Jun. 15, 2023	Dec. 07, 2023	Nov. 02, 2023	Sep. 30, 2023	Mar. 31, 2023	Oct. 29, 2022	Oct. 29, 2021
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				632,500	632,500
Number of public shares exercised, per share						$ 10.10	$ 10.10
Subsequent Event [Member] | Public Shares [Member]
Subsequent Event [Line Items]
Number of public shares exercised	255,446
Number of public shares exercised, value	$ 2,914,230
Number of public shares exercised, per share	$ 11.41
Number of public shares issued	574,764
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	4,357,964
Shares outstanding	4,357,964
Subsequent Event [Member] | PIPE Investors [Member] | Loan Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1,000,000	1,000,000
Subsequent Event [Member] | PIPE Investors [Member] | Loan Agreement [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 11,000,000	$ 11,000,000